Employee benefit expenses	12 Months Ended
Jun. 30, 2022
Employee benefit expenses
Employee benefit expenses
7	Employee benefit expenses

7.1Employee benefit expenses and average number of people employed

	2022	2021	2020
	£’000	£’000	£’000
Wages and salaries (including bonuses)	(338,503)	(283,463)	(249,564)
Social security costs	(40,881)	(33,773)	(29,743)
Share-based payments (Note 28)	(1,026)	(2,002)	(1,435)
Pension costs - defined contribution schemes (Note 29.2)	(3,731)	(3,362)	(3,287)
	(384,141)	(322,600)	(284,029)

Details of the pension arrangements offered by the Company and the Group are disclosed in Note 29.

The average number of employees during the year, including directors, was as follows:

	2022	2021	2020
	Number	Number	Number
By activity:
Football – men’s and women’s players	124	118	115
Football - technical and coaching	189	176	176
Commercial	151	131	129
Media	94	90	88
Administration and other	477	468	484
Average number of employees	1,035	983	992

The Group also employs approximately 1,045 temporary staff to perform, among other things, catering, security, ticketing, hospitality and marketing services during Matchdays at Old Trafford (2021: 945; 2020: 3,593), the costs of which are included in the employee benefit expense above. The reduction in temporary employees in fiscal 2021 is due to the COVID-19 pandemic and virtually all matches being played behind closed doors.

7.2Key management compensation

Key management includes directors (executive and non-executive) of the Company. The compensation paid or payable to key management for employee services, which is included in the employee benefit expense table above, is shown below:

	2022	2021	2020
	£’000	£’000	£’000
Short-term employee benefits	(6,893)	(8,326)	(9,507)
Share-based payments	(284)	(1,125)	(1,017)
Post-employment benefits	(8)	(5)	(20)
	(7,185)	(9,456)	(10,544)